Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities
Net (loss) income	$ 8,284	$ (2,321)	$ (2,230)
Adjustments to the profit or loss items:
Depreciation and amortization	12,714	12,155	5,609
Financial expense (income), net	1,635	6,791	1,189
Cost of share-based payment	1,314	1,153	529
Taxes on income	145	62	345
Gain from sale of property and equipment	(5)
Change in employee benefit liabilities, net	(125)	(111)	45
Adjustments to the profit or loss items	15,678	20,050	7,717
Changes in asset and liability items:
Decrease (increase) in trade receivables, net	7,835	7,603	(12,861)
Increase in other accounts receivables	(1,150)	(578)	(1,634)
Increase in inventories	(19,694)	(1,361)	(2,373)
Decrease (increase) in deferred expenses	2,814	(1,340)	(6,883)
Increase (decrease) in trade payables	(8,885)	7,055	7,917
Increase (decrease) in other accounts payables	765	290	(392)
Increase (decrease) in deferred revenues	113	(20)	1,815
Total Changes in asset and liability	(18,202)	11,649	(14,411)
Cash paid during the year for:
Interest paid	(1,228)	(853)	(228)
Interest received		97	375
Taxes paid	(217)	(36)	(42)
Cash received (paid) during the year	(1,445)	(792)	105
Net cash (used in) provided by operating activities	4,315	28,586	(8,819)
Cash Flows from Investing Activities
Investment in short term investments, net			39,083
Purchase of property and equipment and intangible assets	(5,850)	(3,784)	(3,730)
Business combination			(96,403)
Proceeds from sale of property and equipment	7
Net cash used in investing activities	(5,843)	(3,784)	(61,050)
Cash Flows from Financing Activities
Proceeds from exercise of share base payments	4	9	19
Receipt of long-term loans			20,000
Proceeds from issuance of ordinary shares, net	58,231
Repayment of lease liabilities	(850)	(1,098)	(1,221)
Repayment of long-term loans	(17,407)	(2,628)	(205)
Repayment of other long-term liabilities	(17,300)	(5,626)
Net cash provided by (used in) financing activities	22,678	(9,343)	18,593
Exchange differences on balances of cash and cash equivalent	233	212	(334)
Increase (decrease) in cash and cash equivalents	21,383	15,671	(51,610)
Cash and cash equivalents at the beginning of the year	34,258	18,587	70,197
Cash and cash equivalents at the end of the year	55,641	34,258	18,587
Significant non-cash transactions
Right-of-use asset recognized with corresponding lease liability	6,546	551	845
Purchase of property and equipment	$ 646	$ 618	$ 1,001